UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Short-Term Treasury Bond Index Fund : FUMBX

This semi-annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,266,390,207
Number of Holdings	114
Portfolio Turnover	32%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	12.9
1 - 1.99%	17.1
2 - 2.99%	8.4
3 - 3.99%	25.3
4 - 4.99%	34.7
5 - 5.99%	0.4
6 - 6.99%	0.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	98.4
US Treasury Bonds	0.9
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914565.101    3049-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund : FTLTX

This semi-annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$22,092,716,503
Number of Holdings	94
Portfolio Turnover	10%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	8.2
2 - 2.99%	30.3
3 - 3.99%	26.2
4 - 4.99%	33.3
5 - 5.99%	1.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.2
US Treasury Notes	0.9
99.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914574.101    2840-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI U.S. Treasury Bond Index Fund Fidelity® SAI U.S. Treasury Bond Index Fund : FUTBX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$8,971,463,746
Number of Holdings	221
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	11.5
1 - 1.99%	24.9
2 - 2.99%	16.9
3 - 3.99%	17.1
4 - 4.99%	24.1
5 - 5.99%	0.8
6 - 6.99%	3.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.2
US Treasury Bonds	23.7
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914573.101    2814-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity® SAI Long-Term Treasury Bond Index Fund : FBLTX

This semi-annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,209,432,992
Number of Holdings	45
Portfolio Turnover	35%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	9.6
2 - 2.99%	30.1
3 - 3.99%	24.2
4 - 4.99%	35.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.2
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914572.101    2801-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Long-Term Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund : FNBGX

This semi-annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,015,929,002
Number of Holdings	91
Portfolio Turnover	21%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	13.5
2 - 2.99%	19.5
3 - 3.99%	30.4
4 - 4.99%	34.5
5 - 5.99%	1.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.6
US Treasury Notes	0.7
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914567.101    3047-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund : FUAMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$6,824,870,782
Number of Holdings	45
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	4.5
1 - 1.99%	13.5
2 - 2.99%	6.8
3 - 3.99%	14.4
4 - 4.99%	59.9
6 - 6.99%	0.2

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.1
US Treasury Bonds	0.2
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914566.101    3045-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Intermediate Treasury Bond Index Fund Fidelity® SAI Intermediate Treasury Bond Index Fund : FSIWX

This semi-annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,793,942,607
Number of Holdings	48
Portfolio Turnover	53%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	3.0
1 - 1.99%	14.5
2 - 2.99%	5.8
3 - 3.99%	15.8
4 - 4.99%	60.0
5 - 5.99%	0.0
6 - 6.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	99.1
US Treasury Bonds	0.1
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916272.100    7703-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Short-Term Treasury Bond Index Fund Fidelity® SAI Short-Term Treasury Bond Index Fund : FSSWX

This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$362,276,603
Number of Holdings	111
Portfolio Turnover	82%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	4.6
1 - 1.99%	5.7
2 - 2.99%	3.1
3 - 3.99%	51.0
4 - 4.99%	34.0
5 - 5.99%	0.1
6 - 6.99%	0.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	98.4
US Treasury Bonds	0.4
98.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916277.100    7700-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	74,617,000	46,434,508
US Treasury Bonds 1.25% 5/15/2050	4.88	56,000,000	26,387,812
US Treasury Bonds 1.375% 11/15/2040	2.02 to 3.49	399,563,000	254,643,374
US Treasury Bonds 1.375% 8/15/2050	4.97 to 5.03	105,500,000	50,969,688
US Treasury Bonds 1.625% 11/15/2050	4.92 to 5.04	523,600,000	270,144,875
US Treasury Bonds 1.75% 8/15/2041	1.97 to 4.77	296,740,000	196,567,069
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	192,555,478
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	435,430,872
US Treasury Bonds 1.875% 2/15/2051	2.12 to 4.79	611,705,000	336,509,436
US Treasury Bonds 2% 11/15/2041	1.83 to 4.09	915,080,000	627,437,468
US Treasury Bonds 2% 2/15/2050	1.64 to 4.99	435,249,000	251,254,284
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	471,377,288
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,428,240,000	853,763,938
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	602,604,599
US Treasury Bonds 2.25% 8/15/2046	3.02 to 5.04	185,341,000	120,080,695
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	240,147,000	148,196,966
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	228,784,896
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	864,460,000	625,140,560
US Treasury Bonds 2.375% 5/15/2051	1.90 to 5.08	651,374,000	404,742,432
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	478,470,905
US Treasury Bonds 2.5% 2/15/2046	3.02 to 4.87	186,618,000	127,971,836
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	93,642,537
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	146,080,415
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	187,745,186
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	191,638,769
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	322,771,805
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,100,390
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	184,677,131
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	421,530,478
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.96	269,780,000	186,032,278
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	13,852,167
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	131,633,600
US Treasury Bonds 3% 11/15/2045	1.74 to 4.48	381,862,000	287,947,814
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	363,825,106
US Treasury Bonds 3% 2/15/2048	1.43 to 3.88	595,209,000	436,618,353
US Treasury Bonds 3% 2/15/2049	4.13 to 4.90	376,287,000	273,322,531
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	62,725,710
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	119,817,108
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	173,917,145
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	148,859,051
US Treasury Bonds 3% 8/15/2052	3.29 to 5.04	470,480,000	332,717,575
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	48,229,400
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	125,583,708
US Treasury Bonds 3.125% 2/15/2043	3.01 to 5.01	140,221,000	111,831,725
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	204,525,741
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	60,929,211
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	270,620,473
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	242,682,312
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	100,163,941
US Treasury Bonds 3.375% 8/15/2042	4.41 to 5.15	262,860,000	219,241,669
US Treasury Bonds 3.5% 2/15/2039	3.03 to 3.84	78,034,000	70,361,673
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	121,171,753
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	342,780,000	274,371,289
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	741,700,000	593,041,299
US Treasury Bonds 3.625% 8/15/2043	1.23 to 5.02	393,132,000	335,298,595
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	89,239,234
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	95,682,818
US Treasury Bonds 3.875% 2/15/2043	4.71 to 4.92	184,400,000	163,849,485
US Treasury Bonds 3.875% 5/15/2043	4.73 to 5.28	236,000,000	209,095,080
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	173,669,156
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	227,670,396
US Treasury Bonds 4% 11/15/2052	3.60 to 4.81	387,400,000	332,467,889
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.80	92,400,000	83,936,016
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	482,900,000	422,933,628
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	45,671,848
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.99	233,000,000	208,462,188
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	12,874,307
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.72	522,300,000	467,295,281
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.83	146,400,000	143,008,782
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	57,424,000	57,275,954
US Treasury Bonds 4.375% 5/15/2040	4.06 to 4.75	114,924,900	111,818,336
US Treasury Bonds 4.375% 5/15/2041	2.99 to 4.79	104,568,000	100,806,003
US Treasury Bonds 4.375% 8/15/2043	4.39 to 4.72	88,670,000	83,841,642
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	563,913,190
US Treasury Bonds 4.5% 2/15/2036	1.69 to 4.51	97,818,000	100,324,586
US Treasury Bonds 4.5% 2/15/2044	4.74 to 4.92	450,900,000	432,194,693
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	62,700,000	63,346,594
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	47,901,015
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	219,100,000	212,544,116
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	30,743,000	30,793,437
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	637,545,313
US Treasury Bonds 4.625% 5/15/2044	4.74 to 4.75	341,000,000	331,702,424
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.80	473,400,000	451,005,960
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	383,000,000	379,454,259
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.82	757,200,000	736,081,223
US Treasury Bonds 4.75% 2/15/2037	2.93 to 2.95	28,863,000	30,032,176
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.87	235,771,100	237,668,322
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	364,300,000	354,395,594
US Treasury Bonds 4.75% 8/15/2045	4.74	37,700,000	37,741,233
US Treasury Bonds 4.75% 8/15/2055	4.92	167,500,000	162,998,438
US Treasury Bonds 5% 5/15/2037	1.70 to 4.41	136,927,000	145,484,938
US Treasury Bonds 5% 5/15/2045	4.79 to 4.89	90,000,000	91,504,688
US Treasury Notes 4.75% 2/15/2045	4.71 to 4.94	213,400,000	210,232,343
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,649,020,110)			21,901,439,502

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $286,045,696)	4.36	285,988,498	286,045,696

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $26,935,065,806)	22,187,485,198
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(94,768,695)
NET ASSETS - 100.0%	22,092,716,503

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	253,067,874	872,353,228	839,375,406	1,948,495	-	-	286,045,696	285,988,498	0.5%
Fidelity Securities Lending Cash Central Fund	222,273,265	127,276,450	349,549,715	7,881	-	-	-	-	0.0%
Total	475,341,139	999,629,678	1,188,925,121	1,956,376	-	-	286,045,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	21,901,439,502	-	21,901,439,502	-

Money Market Funds	286,045,696	286,045,696	-	-
Total Investments in Securities:	22,187,485,198	286,045,696	21,901,439,502	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,649,020,110)	$21,901,439,502
Fidelity Central Funds (cost $286,045,696)	286,045,696

Total Investment in Securities (cost $26,935,065,806)		$22,187,485,198
Receivable for investments sold		126,968,125
Receivable for fund shares sold		131,358,886
Interest receivable		152,678,803
Distributions receivable from Fidelity Central Funds		582,390
Total assets		22,599,073,402
Liabilities
Payable for investments purchased	$200,771,734
Payable for fund shares redeemed	305,542,026
Distributions payable	3,665
Other payables and accrued expenses	39,474
Total liabilities		506,356,899
Net Assets		$22,092,716,503
Net Assets consist of:
Paid in capital		$29,187,929,867
Total accumulated earnings (loss)		(7,095,213,364)
Net Assets		$22,092,716,503
Net Asset Value, offering price and redemption price per share ($22,092,716,503 ÷ 4,157,118,756 shares)		$5.31
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$439,704,368
Income from Fidelity Central Funds (including $7,881 from security lending)		1,956,376
Total income		441,660,744
Expenses
Custodian fees and expenses	$74,886
Independent trustees' fees and expenses	23,928
Total expenses before reductions	98,814
Expense reductions	(22)
Total expenses after reductions		98,792
Net Investment income (loss)		441,561,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(384,712,869)
Total net realized gain (loss)		(384,712,869)
Change in net unrealized appreciation (depreciation) on investment securities		(648,443,640)
Net gain (loss)		(1,033,156,509)
Net increase (decrease) in net assets resulting from operations		$(591,594,557)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$441,561,952	$729,606,577
Net realized gain (loss)	(384,712,869)	(913,871,107)
Change in net unrealized appreciation (depreciation)	(648,443,640)	950,687,866
Net increase (decrease) in net assets resulting from operations	(591,594,557)	766,423,336
Distributions to shareholders	(408,346,129)	(676,666,979)

Share transactions
Proceeds from sales of shares	3,182,844,602	5,495,827,183
Reinvestment of distributions	408,346,128	676,584,575
Cost of shares redeemed	(1,541,838,023)	(4,982,406,014)

Net increase (decrease) in net assets resulting from share transactions	2,049,352,707	1,190,005,744
Total increase (decrease) in net assets	1,049,412,021	1,279,762,101

Net Assets
Beginning of period	21,043,304,482	19,763,542,381
End of period	$22,092,716,503	$21,043,304,482

Other Information
Shares
Sold	598,776,356	1,006,501,340
Issued in reinvestment of distributions	76,053,029	122,142,333
Redeemed	(286,577,023)	(895,144,557)
Net increase (decrease)	388,252,362	233,499,116

Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$5.58	$5.59	$5.94	$8.05	$8.33	$10.06
Income from Investment Operations
Net investment income (loss) B,C	.112	.213	.202	.185	.175	.201
Net realized and unrealized gain (loss)	(.278)	(.026) D	(.365)	(2.121)	(.253)	(.752)
Total from investment operations	(.166)	.187	(.163)	(1.936)	(.078)	(.551)
Distributions from net investment income	(.104)	(.197)	(.187)	(.174)	(.169)	(.199)
Distributions from net realized gain	-	-	-	-	(.033)	(.980)
Total distributions	(.104)	(.197)	(.187)	(.174)	(.202)	(1.179)
Net asset value, end of period	$5.31	$5.58	$5.59	$5.94	$8.05	$8.33
Total Return E,F	(2.98) %	3.44%	(2.77)%	(24.16)%	(1.01)%	(6.47)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	4.17% J	3.84%	3.53%	2.87%	2.10%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$22,092,717	$21,043,304	$19,763,542	$17,545,738	$15,129,018	$9,356,431
Portfolio turnover rate K	10 % J	18%	11%	10%	18%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations  are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,650,395
Gross unrealized depreciation	(4,709,293,044)
Net unrealized appreciation (depreciation)	$(4,673,642,649)
Tax cost	$26,861,127,847

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(188,109,629)
Long-term	(1,853,727,588)
Total capital loss carryforward	$(2,041,837,217)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Long-Term Treasury Bond Index Fund	837	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $22.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872675.109
XS8-SANN-1025
Fidelity® SAI U.S. Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	9,635,766
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	22,637,000	13,935,903
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	33,927
US Treasury Bonds 1.375% 11/15/2040	2.06 to 2.31	43,434,300	27,680,883
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,014,631
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	62,237,500	32,110,660
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	59,172,159
US Treasury Bonds 1.875% 11/15/2051	2.50 to 4.41	83,063,000	45,204,442
US Treasury Bonds 1.875% 2/15/2041	2.27	14,329,000	9,847,269
US Treasury Bonds 1.875% 2/15/2051	2.30 to 4.40	110,431,000	60,749,991
US Treasury Bonds 2% 11/15/2041	2.14 to 3.45	83,700,000	57,390,082
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	17,767,081
US Treasury Bonds 2% 8/15/2051	3.23 to 4.83	76,045,000	42,917,897
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	33,953,531
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	48,792,753
US Treasury Bonds 2.25% 8/15/2046	3.41	1,600,000	1,036,625
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	49,369
US Treasury Bonds 2.375% 2/15/2042	3.24	32,900,000	23,791,875
US Treasury Bonds 2.375% 5/15/2051	3.98 to 4.54	100,837,000	62,656,803
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,672,822
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.13	15,623,000	10,713,350
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	24,683,000	16,875,073
US Treasury Bonds 2.75% 11/15/2042	4.05	13,826,000	10,449,972
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	223,308
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	45,382,212
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.25	5,231,000	3,684,381
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	3,851,053
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	38,837,857
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	7,779
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	8,550,672
US Treasury Bonds 2.875% 8/15/2045	1.43 to 4.94	58,254,000	43,078,378
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	48,369,742
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	43,584,813
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	39,806,579
US Treasury Bonds 3% 2/15/2048	3.07 to 4.97	7,159,000	5,251,518
US Treasury Bonds 3% 2/15/2049	4.59	13,911,000	10,104,494
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	11,214,306
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	30,097,563
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	69,492,000	51,459,369
US Treasury Bonds 3% 8/15/2048	3.80 to 4.55	13,608,000	9,930,651
US Treasury Bonds 3% 8/15/2052	3.02 to 4.67	100,400,000	71,001,625
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	50,864,000	41,464,094
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,381,500
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	21,693,860
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,370
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,397,844
US Treasury Bonds 3.375% 5/15/2044	3.50 to 4.46	61,800,000	50,354,930
US Treasury Bonds 3.375% 8/15/2042	4.93	10,700,000	8,924,469
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	284,029
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	9,292,913
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	47,225,352
US Treasury Bonds 3.625% 5/15/2053	4.25 to 4.54	13,900,000	11,114,027
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	36,333,993
US Treasury Bonds 3.875% 5/15/2043	4.78	8,400,000	7,442,367
US Treasury Bonds 4% 11/15/2052	4.40	41,900,000	35,958,711
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	91,100,000	79,787,230
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	76,331
US Treasury Bonds 4.25% 2/15/2054	4.44 to 4.51	43,600,000	39,008,375
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,551,870
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	332,124
US Treasury Bonds 4.375% 2/15/2038	2.80 to 3.16	6,284,000	6,267,799
US Treasury Bonds 4.375% 5/15/2041	3.28 to 3.79	7,517,000	7,246,564
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	28,937,773
US Treasury Bonds 4.5% 2/15/2036	2.61 to 3.34	24,732,200	25,365,963
US Treasury Bonds 4.5% 2/15/2044	4.68	10,900,000	10,447,820
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	24,550,594
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	14,626,272
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	5,008
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	48,514,063
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	21,054,566
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	37,400,000	36,356,891
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,527
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	11,189,320
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	30,700,000	29,865,344
US Treasury Bonds 4.75% 8/15/2045	4.74	8,000,000	8,008,750
US Treasury Bonds 4.75% 8/15/2055	4.91 to 4.92	19,900,000	19,365,188
US Treasury Bonds 5% 5/15/2037	2.90 to 4.31	4,967,000	5,277,438
US Treasury Bonds 5% 5/15/2045	4.85 to 4.92	13,500,000	13,725,703
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	33,151,424
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,951,864
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	147,080,450
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	129,134,120
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,618,672
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	40,365
US Treasury Bonds 6.625% 2/15/2027	2.93 to 3.60	9,550,000	9,970,797
US Treasury Bonds Series 2026, 6.75% 8/15/2026	3.94	2,423,000	2,491,525
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	77,501,353
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	57,850,781
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	119,200,000	111,545,125
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	113,387,817
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	38,920,000	36,859,976
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	24,453,501
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	71,572,190
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,410,617
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	14,047,032
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	16,878,966
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	134,374,487
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	111,851,769
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	114,525,390
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.72	64,580,900	55,978,523
US Treasury Notes 0.875% 9/30/2026	4.47	62,577,000	60,633,691
US Treasury Notes 1% 7/31/2028	3.07 to 3.92	117,409,000	109,075,713
US Treasury Notes 1.125% 10/31/2026	3.04	107,215,000	103,948,293
US Treasury Notes 1.125% 2/28/2027	3.63 to 4.57	85,938,000	82,735,467
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	28,222,140
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	120,036,982
US Treasury Notes 1.25% 11/30/2026	1.24 to 3.75	76,047,000	73,718,061
US Treasury Notes 1.25% 12/31/2026	1.61 to 4.30	85,700,000	82,924,793
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	37,248,636
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	24,941,149
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	48,253,431
US Treasury Notes 1.25% 6/30/2028	3.04 to 4.16	147,635,000	138,436,647
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	207,366,000	179,185,284
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,831,986
US Treasury Notes 1.375% 10/31/2028	4.27	30,000,000	28,025,391
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	50,330,459
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	22,063,219
US Treasury Notes 1.5% 1/31/2027	1.84 to 3.89	65,000,000	63,001,758
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	39,792,285
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	28,093,801
US Treasury Notes 1.625% 10/31/2026	0.57 to 1.73	87,777,000	85,610,005
US Treasury Notes 1.625% 11/30/2026	1.12	9,625,000	9,374,600
US Treasury Notes 1.625% 5/15/2031	1.39 to 4.41	213,693,000	190,211,813
US Treasury Notes 1.625% 8/15/2029	2.67 to 4.34	121,862,000	113,126,970
US Treasury Notes 1.625% 9/30/2026	3.82 to 4.59	75,600,000	73,848,797
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	72,166,910
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	20,331,579
US Treasury Notes 1.75% 12/31/2026	3.64	39,400,000	38,381,140
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	73,974,479
US Treasury Notes 1.875% 2/28/2027	3.07	28,700,000	27,934,293
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,736,195
US Treasury Notes 2% 11/15/2026	0.49	30,050,000	29,417,307
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,661,488
US Treasury Notes 2.25% 2/15/2027	2.40 to 3.18	44,880,000	43,949,091
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,568,166
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	83,702,285
US Treasury Notes 2.375% 4/30/2026	0.46	9,000	8,904
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,733,104
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	155,841,886
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	56,982,139
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,520,062
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	90,014,116
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,785,148
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	89,987,000
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	30,291,078
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	64,064,883
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	72,516,750
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	51,813,838
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.10	126,700,000	119,008,915
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	91,029,364
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	26,125,125
US Treasury Notes 3.125% 8/31/2027	4.08	49,400,000	48,927,227
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,587,639
US Treasury Notes 3.25% 6/30/2027	3.58	73,300,000	72,787,472
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,837,754
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	97,668,761
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	47,580,043
US Treasury Notes 3.5% 2/15/2033	3.82 to 4.53	61,800,000	59,902,547
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,485,781
US Treasury Notes 3.625% 8/15/2028	3.58	40,100,000	40,153,258
US Treasury Notes 3.625% 8/31/2027	3.61	27,100,000	27,105,293
US Treasury Notes 3.625% 8/31/2030	3.69	1,000,000	996,953
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	1,977,500
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	72,494,871
US Treasury Notes 3.75% 8/15/2027	3.89	81,700,000	81,862,762
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	904,534
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,536,309
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,117,883
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	22,492,512
US Treasury Notes 3.875% 4/30/2030	3.96	35,600,000	35,901,766
US Treasury Notes 3.875% 7/15/2028	3.89	13,800,000	13,906,734
US Treasury Notes 3.875% 7/31/2027	3.94	54,700,000	54,926,492
US Treasury Notes 3.875% 7/31/2030	3.69 to 3.95	58,700,000	59,172,352
US Treasury Notes 3.875% 8/15/2033	4.03 to 4.57	42,100,000	41,659,266
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	81,378,910
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,943,449
US Treasury Notes 4% 1/15/2027	4.39	76,700,000	76,936,692
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,417,555
US Treasury Notes 4% 1/31/2031	4.19 to 4.28	113,000,000	114,341,875
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,351,375
US Treasury Notes 4% 2/15/2034	4.24 to 4.69	97,000,000	96,431,640
US Treasury Notes 4% 3/31/2030	3.95	32,700,000	33,148,348
US Treasury Notes 4% 4/30/2032	4.16	32,400,000	32,587,313
US Treasury Notes 4% 5/31/2030	3.78	26,100,000	26,461,934
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,572,047
US Treasury Notes 4% 6/30/2032	3.99	29,500,000	29,652,109
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	35,764,691
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	45,800,000	46,007,531
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	46,700,000	47,544,613
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,584,004
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	53,462,063
US Treasury Notes 4.125% 11/15/2032	4.32 to 4.34	45,600,000	46,109,438
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	65,987,156
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,745,879
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	37,107,539
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	31,119,961
US Treasury Notes 4.125% 3/31/2032	4.08	37,700,000	38,208,066
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	52,221,039
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	75,794,156
US Treasury Notes 4.25% 11/30/2026	4.15	8,120,000	8,163,138
US Treasury Notes 4.25% 12/31/2026	4.25	32,900,000	33,096,629
US Treasury Notes 4.25% 2/15/2028	3.76	42,000,000	42,638,996
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,855,477
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	70,700,000	70,920,938
US Treasury Notes 4.25% 8/15/2035	4.22	25,800,000	25,852,406
US Treasury Notes 4.375% 1/31/2032	4.11 to 4.44	18,500,000	19,017,422
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	22,149,199
US Treasury Notes 4.375% 12/15/2026	4.50	32,800,000	33,040,875
US Treasury Notes 4.375% 12/31/2029	4.39	17,600,000	18,098,437
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	80,500,000	82,072,266
US Treasury Notes 4.5% 11/15/2033	4.07 to 4.34	74,000,000	76,306,719
US Treasury Notes 4.5% 12/31/2031	4.24 to 4.49	23,100,000	23,917,523
US Treasury Notes 4.5% 5/15/2027	4.68	3,000,000	3,039,961
US Treasury Notes 4.5% 5/31/2029	3.78 to 3.93	66,500,000	68,510,586
US Treasury Notes 4.625% 10/15/2026	4.06	25,700,000	25,922,867
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	74,000,000	76,532,191
US Treasury Notes 4.625% 4/30/2029	3.91 to 4.72	50,100,000	51,810,445
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,250,859
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	3,020,758
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	27,705,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,211,029,638)			8,869,016,686

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $51,518,105)	4.36	51,507,803	51,518,105

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $9,262,547,743)	8,920,534,791
NET OTHER ASSETS (LIABILITIES) - 0.6%	50,928,955
NET ASSETS - 100.0%	8,971,463,746

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,080,938	423,409,583	409,972,416	570,847	-	-	51,518,105	51,507,803	0.1%
Fidelity Securities Lending Cash Central Fund	20,724,788	359,564,548	380,289,336	9,145	-	-	-	-	0.0%
Total	58,805,726	782,974,131	790,261,752	579,992	-	-	51,518,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,869,016,686	-	8,869,016,686	-

Money Market Funds	51,518,105	51,518,105	-	-
Total Investments in Securities:	8,920,534,791	51,518,105	8,869,016,686	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,211,029,638)	$8,869,016,686
Fidelity Central Funds (cost $51,518,105)	51,518,105

Total Investment in Securities (cost $9,262,547,743)		$8,920,534,791
Receivable for investments sold		187,761,095
Receivable for fund shares sold		2,104,817
Interest receivable		53,821,932
Distributions receivable from Fidelity Central Funds		89,872
Prepaid expenses		10,656
Receivable from investment adviser for expense reductions		82,867
Total assets		9,164,406,030
Liabilities
Payable for investments purchased	$189,032,547
Payable for fund shares redeemed	2,955,898
Distributions payable	607,217
Accrued management fee	296,266
Other payables and accrued expenses	50,356
Total liabilities		192,942,284
Net Assets		$8,971,463,746
Net Assets consist of:
Paid in capital		$10,629,816,125
Total accumulated earnings (loss)		(1,658,352,379)
Net Assets		$8,971,463,746
Net Asset Value, offering price and redemption price per share ($8,971,463,746 ÷ 1,011,969,186 shares)		$8.87
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$159,858,550
Income from Fidelity Central Funds (including $9,145 from security lending)		579,992
Total income		160,438,542
Expenses
Management fee	$1,769,039
Custodian fees and expenses	30,131
Independent trustees' fees and expenses	10,376
Registration fees	28,359
Audit fees	30,796
Legal	2,377
Miscellaneous	26,841
Total expenses before reductions	1,897,919
Expense reductions	(549,733)
Total expenses after reductions		1,348,186
Net Investment income (loss)		159,090,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(79,278,622)
Total net realized gain (loss)		(79,278,622)
Change in net unrealized appreciation (depreciation) on investment securities		72,270,452
Net gain (loss)		(7,008,170)
Net increase (decrease) in net assets resulting from operations		$152,082,186
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,090,356	$479,279,408
Net realized gain (loss)	(79,278,622)	(462,614,985)
Change in net unrealized appreciation (depreciation)	72,270,452	705,454,556
Net increase (decrease) in net assets resulting from operations	152,082,186	722,118,979
Distributions to shareholders	(114,432,410)	(386,942,076)

Share transactions
Proceeds from sales of shares	942,198,594	3,586,242,122
Reinvestment of distributions	111,133,673	363,499,888
Cost of shares redeemed	(1,704,246,062)	(10,543,429,760)

Net increase (decrease) in net assets resulting from share transactions	(650,913,795)	(6,593,687,750)
Total increase (decrease) in net assets	(613,264,019)	(6,258,510,847)

Net Assets
Beginning of period	9,584,727,765	15,843,238,612
End of period	$8,971,463,746	$9,584,727,765

Other Information
Shares
Sold	107,120,083	410,322,514
Issued in reinvestment of distributions	12,589,091	41,664,334
Redeemed	(193,505,070)	(1,196,217,162)
Net increase (decrease)	(73,795,896)	(744,230,314)

Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.66	$8.66	$9.79	$10.10	$10.60
Income from Investment Operations
Net investment income (loss) B,C	.158	.307	.257	.184	.106	.168
Net realized and unrealized gain (loss)	(.004)	.116	(.063)	(1.170)	(.316)	(.191)
Total from investment operations	.154	.423	.194	(.986)	(.210)	(.023)
Distributions from net investment income	(.114)	(.253)	(.194)	(.144)	(.098)	(.175)
Distributions from net realized gain	-	-	-	-	(.002)	(.302)
Total distributions	(.114)	(.253)	(.194)	(.144)	(.100)	(.477)
Net asset value, end of period	$8.87	$8.83	$8.66	$8.66	$9.79	$10.10
Total Return D,E	1.75%	4.96%	2.25%	(10.10)%	(2.09)%	(.33)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.57% H	3.51%	2.97%	2.05%	1.06%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$8,971,464	$9,584,728	$15,843,239	$13,457,181	$11,227,354	$9,575,368
Portfolio turnover rate I	28 % H	32%	37%	60%	45%	167%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$187,686,894
Gross unrealized depreciation	(352,502,807)
Net unrealized appreciation (depreciation)	$(164,815,913)
Tax cost	$9,085,350,704

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(316,999,342)
Long-term	(1,151,658,134)
Total capital loss carryforward	$(1,468,657,476)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Treasury Bond Index Fund	7,236
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Treasury Bond Index Fund	986	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $549,733.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	62%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	65%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872607.109
UYB-SANN-1025
Fidelity® SAI Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76 to 5.02	152,200,000	71,718,305
US Treasury Bonds 1.375% 8/15/2050	4.72 to 5.12	140,300,000	67,782,438
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	103,942,000	53,627,576
US Treasury Bonds 1.875% 11/15/2051	3.05 to 5.02	229,400,000	124,843,781
US Treasury Bonds 1.875% 2/15/2051	2.40 to 5.02	155,713,000	85,660,398
US Treasury Bonds 2% 2/15/2050	3.60 to 5.02	123,443,800	71,259,862
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	224,588,000	126,751,853
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.69	158,400,000	94,687,313
US Treasury Bonds 2.25% 8/15/2046	4.49 to 5.01	64,554,000	41,823,931
US Treasury Bonds 2.25% 8/15/2049	4.72 to 5.10	122,400,000	75,534,188
US Treasury Bonds 2.375% 11/15/2049	4.67 to 4.74	113,700,000	71,959,663
US Treasury Bonds 2.375% 5/15/2051	3.53 to 4.78	423,970,000	263,441,048
US Treasury Bonds 2.5% 2/15/2046	2.09 to 3.94	106,485,000	73,021,257
US Treasury Bonds 2.5% 5/15/2046	4.80 to 5.09	9,500,000	6,494,883
US Treasury Bonds 2.75% 11/15/2047	4.46 to 4.94	80,354,000	56,426,713
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,659
US Treasury Bonds 2.75% 8/15/2047	3.48 to 4.92	204,457,000	144,006,413
US Treasury Bonds 2.875% 11/15/2046	3.76 to 5.00	40,096,000	29,194,900
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	15,448
US Treasury Bonds 2.875% 5/15/2049	2.09 to 5.10	123,218,000	87,133,416
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.75	178,000,000	122,743,515
US Treasury Bonds 3% 11/15/2044	2.96	800	610
US Treasury Bonds 3% 11/15/2045	4.86 to 4.96	51,906,000	39,140,368
US Treasury Bonds 3% 2/15/2047	2.14 to 4.93	102,746,000	76,321,013
US Treasury Bonds 3% 2/15/2048	3.74 to 5.04	87,487,000	64,176,499
US Treasury Bonds 3% 2/15/2049	4.66 to 5.07	120,900,000	87,817,793
US Treasury Bonds 3% 5/15/2047	2.57 to 5.09	52,048,000	38,541,950
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	105,655,000	77,103,387
US Treasury Bonds 3% 8/15/2052	3.52 to 4.24	277,500,000	196,244,531
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	55,233
US Treasury Bonds 3.125% 5/15/2048	3.18 to 5.10	76,614,000	57,367,725
US Treasury Bonds 3.375% 11/15/2048	4.65 to 4.95	104,800,000	81,780,843
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.65	195,100,000	156,163,833
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.10	183,400,000	146,641,195
US Treasury Bonds 4% 11/15/2052	3.84 to 5.01	100,300,000	86,077,773
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.11	141,700,000	124,103,738
US Treasury Bonds 4.25% 2/15/2054	4.55 to 5.02	182,400,000	163,191,000
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.94	236,490,000	211,584,647
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.97	191,600,000	178,854,109
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.01	180,800,000	172,325,000
US Treasury Bonds 4.625% 5/15/2054	4.12 to 4.96	184,700,000	175,962,824
US Treasury Bonds 4.75% 11/15/2053	4.35 to 5.03	147,400,000	143,288,923
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.96	199,100,000	193,686,969
US Treasury Bonds 4.75% 8/15/2055	4.92	38,900,000	37,854,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,658,322,712)			4,176,414,086

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $49,005,872)	4.36	48,996,073	49,005,872

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,707,328,584)	4,225,419,958
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(15,986,966)
NET ASSETS - 100.0%	4,209,432,992

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,487,536	242,468,682	221,950,346	274,487	-	-	49,005,872	48,996,073	0.1%
Total	28,487,536	242,468,682	221,950,346	274,487	-	-	49,005,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	4,176,414,086	-	4,176,414,086	-

Money Market Funds	49,005,872	49,005,872	-	-
Total Investments in Securities:	4,225,419,958	49,005,872	4,176,414,086	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,658,322,712)	$4,176,414,086
Fidelity Central Funds (cost $49,005,872)	49,005,872

Total Investment in Securities (cost $4,707,328,584)		$4,225,419,958
Receivable for investments sold		41,089,434
Receivable for fund shares sold		1,950,656
Interest receivable		29,760,358
Distributions receivable from Fidelity Central Funds		107,049
Prepaid expenses		4,816
Receivable from investment adviser for expense reductions		39,852
Total assets		4,298,372,123
Liabilities
Payable for investments purchased	$86,390,953
Payable for fund shares redeemed	909,337
Distributions payable	1,464,697
Accrued management fee	140,416
Other payables and accrued expenses	33,728
Total liabilities		88,939,131
Net Assets		$4,209,432,992
Net Assets consist of:
Paid in capital		$7,266,374,820
Total accumulated earnings (loss)		(3,056,941,828)
Net Assets		$4,209,432,992
Net Asset Value, offering price and redemption price per share ($4,209,432,992 ÷ 633,616,514 shares)		$6.64
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$85,745,468
Income from Fidelity Central Funds		274,487
Total income		86,019,955
Expenses
Management fee	$736,856
Custodian fees and expenses	205
Independent trustees' fees and expenses	4,006
Registration fees	75,114
Audit fees	29,908
Legal	870
Miscellaneous	7,321
Total expenses before reductions	854,280
Expense reductions	(293,324)
Total expenses after reductions		560,956
Net Investment income (loss)		85,458,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(104,820,193)
Total net realized gain (loss)		(104,820,193)
Change in net unrealized appreciation (depreciation) on investment securities		(116,022,650)
Net gain (loss)		(220,842,843)
Net increase (decrease) in net assets resulting from operations		$(135,383,844)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,458,999	$130,921,570
Net realized gain (loss)	(104,820,193)	(200,556,526)
Change in net unrealized appreciation (depreciation)	(116,022,650)	156,929,312
Net increase (decrease) in net assets resulting from operations	(135,383,844)	87,294,356
Distributions to shareholders	(75,215,663)	(116,632,772)

Share transactions
Proceeds from sales of shares	2,080,243,914	88,157,475
Reinvestment of distributions	70,102,561	116,259,669
Cost of shares redeemed	(788,208,342)	(455,291,320)

Net increase (decrease) in net assets resulting from share transactions	1,362,138,133	(250,874,176)
Total increase (decrease) in net assets	1,151,538,626	(280,212,592)

Net Assets
Beginning of period	3,057,894,366	3,338,106,958
End of period	$4,209,432,992	$3,057,894,366

Other Information
Shares
Sold	305,334,979	12,299,649
Issued in reinvestment of distributions	10,397,958	16,488,772
Redeemed	(113,976,569)	(62,141,873)
Net increase (decrease)	201,756,368	(33,353,452)

Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.08	$7.18	$7.73	$10.71	$11.04	$12.59
Income from Investment Operations
Net investment income (loss) B,C	.155	.297	.283	.243	.219	.227
Net realized and unrealized gain (loss)	(.458)	(.132)	(.582)	(2.991)	(.309)	(.965)
Total from investment operations	(.303)	.165	(.299)	(2.748)	(.090)	(.738)
Distributions from net investment income	(.137)	(.265)	(.251)	(.232)	(.213)	(.226)
Distributions from net realized gain	-	-	-	-	(.027)	(.586)
Total distributions	(.137)	(.265)	(.251)	(.232)	(.240)	(.812)
Net asset value, end of period	$6.64	$7.08	$7.18	$7.73	$10.71	$11.04
Total Return D,E	(4.29) %	2.37%	(3.91)%	(25.78)%	(.85)%	(6.39)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.04%	.04%	.04%	.08%	.05%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.60% H	4.20%	3.85%	2.85%	1.97%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,209,433	$3,057,894	$3,338,107	$3,238,850	$7,086,638	$1,174,635
Portfolio turnover rate I	35 % H	20%	51%	107%	62%	47%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,521,840
Gross unrealized depreciation	(496,928,210)
Net unrealized appreciation (depreciation)	$(491,406,370)
Tax cost	$4,716,826,328

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Due to large redemptions in a prior period, approximately $1,701,364,431 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $75,457,734 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Short-term	$(810,967,964)
Long-term	(1,683,710,174)
Total capital loss carryforward	$(2,494,678,138)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	2,573
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $293,318.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	54%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	54%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9869415.109
SV5-SANN-1025
Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,617,069
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,558,684
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,264,614
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	62,306,897
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	33,398,800
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.35	36,508,300	34,163,783
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	15,099,991
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	34,893,574
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	38,523,547
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,179,284
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,345,498
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	56,293,387
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	39,192,112
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	62,694,818
US Treasury Notes 0.875% 9/30/2026	4.47 to 4.77	28,411,300	27,528,996
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	47,225,792
US Treasury Notes 1.125% 10/31/2026	1.17	37,562,400	36,417,921
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	30,097,684
US Treasury Notes 1.25% 11/30/2026	1.15	32,148,400	31,163,855
US Treasury Notes 1.25% 12/31/2026	1.25 to 4.40	82,407,300	79,738,720
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,213,347
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	35,534,478
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	68,041,432
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,123,171
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	62,214,473
US Treasury Notes 1.5% 1/31/2027	1.62	10,888,300	10,553,570
US Treasury Notes 1.5% 8/15/2026	4.71	6,707,600	6,559,876
US Treasury Notes 1.625% 10/31/2026	1.13 to 4.52	47,288,400	46,120,968
US Treasury Notes 1.875% 2/28/2027	1.72	22,422,400	21,824,177
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	80,962,132
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,618,091
US Treasury Notes 2.25% 2/15/2027	4.63	7,761,600	7,600,607
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,906,062
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	38,173,419
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,553,305
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,328,377
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	19,990,052
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	44,476,694
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,990,917
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,536,404
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,516,686
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,193,436
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,539,006
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,115,705
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,611,264
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,441,406
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,739,531
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,400,236
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,529,567
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	30,166,063
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	39,089,684
US Treasury Notes 3.625% 8/15/2028	3.58	17,000,000	17,022,578
US Treasury Notes 3.625% 8/31/2027	3.61	26,850,000	26,855,244
US Treasury Notes 3.625% 8/31/2029	3.71	66,500,700	66,469,528
US Treasury Notes 3.625% 8/31/2030	3.69	87,300,000	87,034,008
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,590,333
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	40,203,316
US Treasury Notes 3.75% 4/30/2027	3.59 to 3.81	29,300,000	29,330,902
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.85	26,750,000	26,861,061
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	29,227,430
US Treasury Notes 3.75% 6/30/2027	3.72	24,300,000	24,341,766
US Treasury Notes 3.75% 8/15/2027	3.76 to 4.12	22,257,500	22,301,841
US Treasury Notes 3.75% 8/31/2026	3.93	47,900	47,842
US Treasury Notes 3.875% 10/15/2027	3.81	24,100,000	24,221,441
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,815,742
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,933,879
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	26,900,000	27,091,242
US Treasury Notes 3.875% 3/31/2027	3.89	21,400,000	21,455,172
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	22,350,000	22,539,451
US Treasury Notes 3.875% 5/31/2027	3.89	5,300,000	5,317,805
US Treasury Notes 3.875% 6/30/2030	3.79	43,500,000	43,856,836
US Treasury Notes 3.875% 7/15/2028	3.89	13,150,000	13,251,707
US Treasury Notes 3.875% 7/31/2027	3.94	22,550,000	22,643,371
US Treasury Notes 3.875% 7/31/2030	3.95	42,850,000	43,194,809
US Treasury Notes 4% 1/15/2027	4.18	13,200,000	13,240,734
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,133,352
US Treasury Notes 4% 2/28/2030	4.00	66,300,000	67,229,754
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,434,388
US Treasury Notes 4% 3/31/2030	3.95	42,200,000	42,778,602
US Treasury Notes 4% 5/31/2030	3.95	45,250,000	45,877,490
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	63,974,904
US Treasury Notes 4.125% 1/31/2027	4.20	29,150,000	29,294,611
US Treasury Notes 4.125% 10/31/2026	4.16 to 4.20	30,650,000	30,748,176
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	7,019,556
US Treasury Notes 4.125% 10/31/2029	4.15	40,600,000	41,334,289
US Treasury Notes 4.125% 11/15/2027	4.02	20,350,000	20,566,219
US Treasury Notes 4.125% 11/30/2029	4.08	44,500,000	45,315,254
US Treasury Notes 4.125% 2/28/2027	3.99	18,150,000	18,253,512
US Treasury Notes 4.125% 3/31/2029	4.21	1,676,900	1,705,394
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,531,391
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,645,417
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,681,152
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	40,225,699
US Treasury Notes 4.25% 11/30/2026	4.15	31,930,000	32,099,628
US Treasury Notes 4.25% 12/31/2026	3.87	29,390,000	29,565,651
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,471,780
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,290,176
US Treasury Notes 4.25% 3/15/2027	4.26	34,500,000	34,770,879
US Treasury Notes 4.25% 6/30/2029	4.35	48,588,000	49,659,642
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	93,760,378
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.19	17,696,100	17,826,056
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	37,379,443
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,958,914
US Treasury Notes 4.375% 7/31/2026	3.91	5,279,800	5,301,455
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	92,064,561
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	41,515,252
US Treasury Notes 4.625% 10/15/2026	4.90	15,283,700	15,416,238
US Treasury Notes 4.625% 11/15/2026	4.02	1,868,500	1,886,090
US Treasury Notes 4.625% 4/30/2029	4.09	3,600,000	3,722,906
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,337,340
US Treasury Notes 4.625% 9/15/2026	4.06 to 4.90	49,445,100	49,834,316
US Treasury Notes 4.625% 9/30/2028	4.04	20,150,000	20,752,139
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	40,016,129
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,217,812,341)			3,243,595,333

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $19,774,789)	4.36	19,770,834	19,774,789

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,237,587,130)	3,263,370,122
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,020,085
NET ASSETS - 100.0%	3,266,390,207

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,280,209	334,963,004	342,468,424	396,427	-	-	19,774,789	19,770,834	0.0%
Fidelity Securities Lending Cash Central Fund	-	192,001,739	192,001,739	13,085	-	-	-	-	0.0%
Total	27,280,209	526,964,743	534,470,163	409,512	-	-	19,774,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	3,243,595,333	-	3,243,595,333	-

Money Market Funds	19,774,789	19,774,789	-	-
Total Investments in Securities:	3,263,370,122	19,774,789	3,243,595,333	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,217,812,341)	$3,243,595,333
Fidelity Central Funds (cost $19,774,789)	19,774,789

Total Investment in Securities (cost $3,237,587,130)		$3,263,370,122
Receivable for investments sold		108,911,366
Receivable for fund shares sold		2,621,399
Interest receivable		27,777,028
Distributions receivable from Fidelity Central Funds		69,637
Total assets		3,402,749,552
Liabilities
Payable for investments purchased	$132,380,178
Payable for fund shares redeemed	1,753,286
Distributions payable	2,145,109
Accrued management fee	80,772
Total liabilities		136,359,345
Net Assets		$3,266,390,207
Net Assets consist of:
Paid in capital		$3,334,545,615
Total accumulated earnings (loss)		(68,155,408)
Net Assets		$3,266,390,207
Net Asset Value, offering price and redemption price per share ($3,266,390,207 ÷ 313,716,675 shares)		$10.41
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$59,976,836
Income from Fidelity Central Funds (including $13,085 from security lending)		409,512
Total income		60,386,348
Expenses
Management fee	$473,444
Independent trustees' fees and expenses	3,587
Total expenses before reductions	477,031
Expense reductions	(4)
Total expenses after reductions		477,027
Net Investment income (loss)		59,909,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,287,465)
Total net realized gain (loss)		(3,287,465)
Change in net unrealized appreciation (depreciation) on investment securities		31,323,810
Net gain (loss)		28,036,345
Net increase (decrease) in net assets resulting from operations		$87,945,666
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,909,321	$113,771,722
Net realized gain (loss)	(3,287,465)	(18,971,689)
Change in net unrealized appreciation (depreciation)	31,323,810	74,367,743
Net increase (decrease) in net assets resulting from operations	87,945,666	169,167,776
Distributions to shareholders	(43,081,037)	(93,546,280)

Share transactions
Proceeds from sales of shares	697,056,585	920,719,775
Reinvestment of distributions	31,467,413	69,530,895
Cost of shares redeemed	(509,759,453)	(1,534,056,186)

Net increase (decrease) in net assets resulting from share transactions	218,764,545	(543,805,516)
Total increase (decrease) in net assets	263,629,174	(468,184,020)

Net Assets
Beginning of period	3,002,761,033	3,470,945,053
End of period	$3,266,390,207	$3,002,761,033

Other Information
Shares
Sold	67,582,882	90,213,606
Issued in reinvestment of distributions	3,040,124	6,836,781
Redeemed	(49,439,825)	(150,126,100)
Net increase (decrease)	21,183,181	(53,075,713)

Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.04	$9.82	$10.38	$10.76	$10.72
Income from Investment Operations
Net investment income (loss) B,C	.196	.364	.300	.164	.087	.127
Net realized and unrealized gain (loss)	.095	.162	.094	(.606)	(.333)	.068
Total from investment operations	.291	.526	.394	(.442)	(.246)	.195
Distributions from net investment income	(.141)	(.306)	(.174)	(.118)	(.086)	(.125)
Distributions from net realized gain	-	-	-	-	(.048)	(.030)
Total distributions	(.141)	(.306)	(.174)	(.118)	(.134)	(.155)
Net asset value, end of period	$10.41	$10.26	$10.04	$9.82	$10.38	$10.76
Total Return D,E	2.85%	5.31%	4.03%	(4.26)%	(2.31)%	1.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.77% H	3.58%	3.01%	1.65%	.82%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$3,266,390	$3,002,761	$3,470,945	$4,261,248	$3,911,330	$3,870,957
Portfolio turnover rate I	32 % H	42% J	69%	60%	48%	54%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 6.25% 5/15/2030	4.14	12,124,600	13,453,569
US Treasury Notes 0.625% 5/15/2030	3.96	7,176,800	6,236,807
US Treasury Notes 0.625% 8/15/2030	0.85 to 4.05	43,937,300	37,863,311
US Treasury Notes 0.875% 11/15/2030	1.48 to 3.80	303,206,900	262,818,795
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	413,931,600	357,678,941
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.86	257,080,400	222,143,575
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.41	173,175,100	154,146,133
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	210,324,000	186,330,638
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.27	207,686,200	192,831,769
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	293,900,100	276,059,447
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.41	210,438,300	201,700,178
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	247,961,300	240,348,114
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	74,403,438
US Treasury Notes 3.75% 8/31/2031	3.95	19,080,000	19,004,723
US Treasury Notes 3.875% 8/15/2033	4.22 to 4.91	225,594,600	223,232,907
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.65	221,200,600	216,880,287
US Treasury Notes 4% 1/31/2031	3.94 to 4.19	173,388,700	175,447,691
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	283,677,800	282,015,624
US Treasury Notes 4% 4/30/2032	3.93 to 4.16	103,600,000	104,198,938
US Treasury Notes 4% 6/30/2032	3.99	70,250,000	70,612,227
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	225,350,000	226,371,117
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	130,300,000	132,290,129
US Treasury Notes 4.125% 11/15/2032	3.64 to 3.87	174,721,100	176,673,063
US Treasury Notes 4.125% 11/30/2031	4.01 to 4.49	65,050,000	66,015,586
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	111,350,000	112,894,112
US Treasury Notes 4.125% 3/31/2031	3.96 to 4.39	250,932,400	255,362,925
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	117,150,000	118,728,779
US Treasury Notes 4.125% 5/31/2032	3.99	33,900,000	34,327,347
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	81,383,800	82,717,762
US Treasury Notes 4.125% 8/31/2030	4.33 to 4.47	39,661,700	40,406,906
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,550,000	310,574,859
US Treasury Notes 4.25% 2/28/2031	4.27	142,171,700	145,598,260
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	244,450,000	245,213,906
US Treasury Notes 4.25% 6/30/2031	3.64 to 4.53	61,800,000	63,226,711
US Treasury Notes 4.25% 8/15/2035	4.22	89,800,000	89,982,406
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	92,414,391
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.32	70,414,700	72,540,894
US Treasury Notes 4.375% 5/15/2034	4.05 to 4.49	269,190,300	274,447,923
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	239,572,600	247,040,528
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	130,300,000	134,911,398
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.35	276,310,000	285,764,997
US Treasury Notes 4.625% 4/30/2031	4.03 to 4.71	79,742,200	83,134,358
US Treasury Notes 4.625% 5/31/2031	4.13 to 4.51	48,458,100	50,511,890
US Treasury Notes 4.875% 10/31/2030	4.08 to 4.36	113,827,600	119,910,262
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,790,537,996)			6,778,467,621

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $49,092,530)	4.36	49,082,713	49,092,530

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,839,630,526)	6,827,560,151
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,689,369)
NET ASSETS - 100.0%	6,824,870,782

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,183,267	530,727,133	555,817,870	495,522	-	-	49,092,530	49,082,713	0.1%
Fidelity Securities Lending Cash Central Fund	-	405,660,736	405,660,736	9,072	-	-	-	-	0.0%
Total	74,183,267	936,387,869	961,478,606	504,594	-	-	49,092,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	6,778,467,621	-	6,778,467,621	-

Money Market Funds	49,092,530	49,092,530	-	-
Total Investments in Securities:	6,827,560,151	49,092,530	6,778,467,621	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,790,537,996)	$6,778,467,621
Fidelity Central Funds (cost $49,092,530)	49,092,530

Total Investment in Securities (cost $6,839,630,526)		$6,827,560,151
Receivable for investments sold		256,971,660
Receivable for fund shares sold		5,961,678
Interest receivable		52,783,172
Distributions receivable from Fidelity Central Funds		108,704
Total assets		7,143,385,365
Liabilities
Payable for investments purchased	$308,375,836
Payable for fund shares redeemed	5,999,909
Distributions payable	3,970,069
Accrued management fee	168,769
Total liabilities		318,514,583
Net Assets		$6,824,870,782
Net Assets consist of:
Paid in capital		$7,334,494,316
Total accumulated earnings (loss)		(509,623,534)
Net Assets		$6,824,870,782
Net Asset Value, offering price and redemption price per share ($6,824,870,782 ÷ 692,782,814 shares)		$9.85
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$126,690,047
Income from Fidelity Central Funds (including $9,072 from security lending)		504,594
Total income		127,194,641
Expenses
Management fee	$984,034
Independent trustees' fees and expenses	7,526
Total expenses before reductions	991,560
Expense reductions	(6)
Total expenses after reductions		991,554
Net Investment income (loss)		126,203,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,966,716)
Total net realized gain (loss)		(46,966,716)
Change in net unrealized appreciation (depreciation) on investment securities		133,853,092
Net gain (loss)		86,886,376
Net increase (decrease) in net assets resulting from operations		$213,089,463
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,203,087	$284,893,647
Net realized gain (loss)	(46,966,716)	(986,960)
Change in net unrealized appreciation (depreciation)	133,853,092	200,055,303
Net increase (decrease) in net assets resulting from operations	213,089,463	483,961,990
Distributions to shareholders	(109,130,966)	(266,866,008)

Share transactions
Proceeds from sales of shares	1,254,630,539	2,692,553,523
Reinvestment of distributions	87,703,087	221,516,656
Cost of shares redeemed	(1,260,893,172)	(4,639,611,472)

Net increase (decrease) in net assets resulting from share transactions	81,440,454	(1,725,541,293)
Total increase (decrease) in net assets	185,398,951	(1,508,445,311)

Net Assets
Beginning of period	6,639,471,831	8,147,917,142
End of period	$6,824,870,782	$6,639,471,831

Other Information
Shares
Sold	129,165,514	280,083,625
Issued in reinvestment of distributions	8,983,791	23,088,333
Redeemed	(130,043,762)	(471,959,286)
Net increase (decrease)	8,105,543	(168,787,328)

Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.55	$9.55	$10.87	$11.38	$11.65
Income from Investment Operations
Net investment income (loss) B,C	.187	.358	.315	.196	.151	.174
Net realized and unrealized gain (loss)	.125	.137	(.089)	(1.352)	(.443)	(.092)
Total from investment operations	.312	.495	.226	(1.156)	(.292)	.082
Distributions from net investment income	(.162)	(.345)	(.226)	(.164)	(.148)	(.171)
Distributions from net realized gain	-	-	-	-	(.070)	(.181)
Total distributions	(.162)	(.345)	(.226)	(.164)	(.218)	(.352)
Net asset value, end of period	$9.85	$9.70	$9.55	$9.55	$10.87	$11.38
Total Return D,E	3.24%	5.29%	2.39%	(10.67)%	(2.60)%	.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.82% H	3.72%	3.30%	1.97%	1.35%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,824,871	$6,639,472	$8,147,917	$5,642,498	$4,396,511	$4,571,767
Portfolio turnover rate I	45 % H	47% J	48%	41%	54%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.93	21,709,000	13,509,613
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	57,054,000	35,123,869
US Treasury Bonds 1.25% 5/15/2050	4.89	12,900,000	6,078,620
US Treasury Bonds 1.375% 11/15/2040	1.37 to 4.86	102,088,000	65,061,161
US Treasury Bonds 1.375% 8/15/2050	1.46 to 5.03	212,495,000	102,661,647
US Treasury Bonds 1.625% 11/15/2050	1.84 to 5.07	130,631,000	67,397,432
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	57,932,106
US Treasury Bonds 1.875% 11/15/2051	1.78 to 5.11	248,250,000	135,102,305
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	97,412,990
US Treasury Bonds 1.875% 2/15/2051	2.23 to 5.06	185,960,000	102,299,793
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	52,830,416
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	46,046,689
US Treasury Bonds 2% 8/15/2051	1.93 to 4.99	104,604,000	59,035,883
US Treasury Bonds 2.25% 2/15/2052	2.16 to 5.18	171,450,000	102,488,256
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	74,513,425
US Treasury Bonds 2.25% 8/15/2046	4.89 to 5.11	52,963,000	34,314,231
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.46	25,759,000	15,896,121
US Treasury Bonds 2.375% 11/15/2049	2.90 to 4.73	23,745,000	15,027,988
US Treasury Bonds 2.375% 2/15/2042	2.24 to 5.20	79,900,000	57,780,268
US Treasury Bonds 2.375% 5/15/2051	1.92 to 5.13	118,397,000	73,568,011
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	29,414,000	20,493,285
US Treasury Bonds 2.5% 2/15/2046	3.35 to 4.87	11,773,000	8,073,242
US Treasury Bonds 2.5% 5/15/2046	3.13 to 4.12	41,212,000	28,175,486
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.05	30,225,000	22,844,669
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	25,375,000	17,818,999
US Treasury Bonds 2.75% 8/15/2042	3.61 to 4.19	7,787,000	5,915,686
US Treasury Bonds 2.75% 8/15/2047	3.14 to 3.39	21,492,000	15,137,588
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	52,810,178
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.91	92,418,000	70,678,109
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	52,790,000	37,330,366
US Treasury Bonds 2.875% 5/15/2052	3.15 to 5.05	152,750,000	105,331,865
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	49,980,428
US Treasury Bonds 3% 11/15/2044	2.91 to 4.56	65,587,000	50,038,270
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	62,732,000	47,303,849
US Treasury Bonds 3% 2/15/2047	2.97 to 5.09	40,390,000	30,002,197
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	57,178,387
US Treasury Bonds 3% 2/15/2049	4.46 to 4.88	43,250,000	31,415,381
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	57,501,000	45,609,973
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	73,664,000	55,846,520
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,521,022
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	77,056,682
US Treasury Bonds 3% 8/15/2052	3.76 to 4.98	115,000,000	81,326,563
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	52,840,960
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	86,666,060
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	37,761,082
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	66,607,033
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	28,355,614
US Treasury Bonds 3.25% 5/15/2042	3.98 to 5.22	140,700,000	115,698,270
US Treasury Bonds 3.375% 11/15/2048	3.07 to 4.58	64,444,000	50,288,976
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,112,538
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	29,150,484
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	62,194,494
US Treasury Bonds 3.625% 2/15/2053	3.64 to 5.03	91,600,000	73,319,360
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.71	109,600,000	87,632,906
US Treasury Bonds 3.625% 8/15/2043	2.29 to 4.80	105,903,000	90,323,675
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	69,584,247
US Treasury Bonds 3.75% 8/15/2041	2.11 to 5.02	95,131,000	84,785,504
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	20,481,186
US Treasury Bonds 3.875% 5/15/2043	4.88 to 5.11	76,700,000	67,955,901
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	55,250,000	50,050,889
US Treasury Bonds 4% 11/15/2052	3.93 to 5.00	101,200,000	86,850,156
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	65,650,000	59,636,358
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	148,100,000	129,708,988
US Treasury Bonds 4.25% 11/15/2040	3.95 to 4.87	11,899,000	11,353,319
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.95	104,400,000	93,405,375
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	22,331,000	21,686,367
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	114,564,734
US Treasury Bonds 4.375% 11/15/2039	4.56	3,250,000	3,174,716
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.64	24,500,000	24,436,836
US Treasury Bonds 4.375% 5/15/2041	3.07 to 5.16	60,103,000	57,940,701
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	106,200,000	100,417,079
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	99,750,000	93,114,287
US Treasury Bonds 4.5% 2/15/2036	4.15 to 5.29	4,765,000	4,887,102
US Treasury Bonds 4.5% 2/15/2044	4.39 to 4.93	86,800,000	83,199,156
US Treasury Bonds 4.5% 5/15/2038	4.38 to 4.64	17,160,000	17,336,963
US Treasury Bonds 4.5% 8/15/2039	4.19 to 4.69	4,033,000	4,004,327
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	64,750,000	62,812,558
US Treasury Bonds 4.625% 2/15/2040	4.55	9,750,000	9,765,996
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.88	103,200,000	98,362,500
US Treasury Bonds 4.625% 5/15/2044	4.56 to 4.93	45,250,000	44,016,231
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.81	134,500,000	128,137,519
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.92	81,000,000	80,250,117
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.01	124,350,000	120,881,801
US Treasury Bonds 4.75% 2/15/2037	3.36 to 4.84	35,578,000	37,019,187
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.01	101,800,000	99,032,313
US Treasury Bonds 4.75% 8/15/2045	4.74	13,350,000	13,364,602
US Treasury Bonds 4.75% 8/15/2055	4.91 to 4.92	47,850,000	46,564,031
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	10,019,000	10,645,188
US Treasury Bonds 5% 5/15/2045	4.79 to 4.93	58,950,000	59,935,570
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.71	36,850,000	36,303,008
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,804,293,992)			4,977,585,833

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $46,433,544)	4.36	46,424,259	46,433,544

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,850,727,536)	5,024,019,377
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,090,375)
NET ASSETS - 100.0%	5,015,929,002

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	47,593,706	470,051,713	471,211,875	311,949	-	-	46,433,544	46,424,259	0.1%
Fidelity Securities Lending Cash Central Fund	10,475,000	82,406,082	92,881,082	7,739	-	-	-	-	0.0%
Total	58,068,706	552,457,795	564,092,957	319,688	-	-	46,433,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	4,977,585,833	-	4,977,585,833	-

Money Market Funds	46,433,544	46,433,544	-	-
Total Investments in Securities:	5,024,019,377	46,433,544	4,977,585,833	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,804,293,992)	$4,977,585,833
Fidelity Central Funds (cost $46,433,544)	46,433,544

Total Investment in Securities (cost $5,850,727,536)		$5,024,019,377
Receivable for investments sold		29,041,150
Receivable for fund shares sold		14,413,700
Interest receivable		35,669,025
Distributions receivable from Fidelity Central Funds		110,797
Total assets		5,103,254,049
Liabilities
Payable for investments purchased	$56,775,031
Payable for fund shares redeemed	29,581,915
Distributions payable	842,774
Accrued management fee	125,327
Total liabilities		87,325,047
Net Assets		$5,015,929,002
Net Assets consist of:
Paid in capital		$6,525,730,649
Total accumulated earnings (loss)		(1,509,801,647)
Net Assets		$5,015,929,002
Net Asset Value, offering price and redemption price per share ($5,015,929,002 ÷ 547,083,414 shares)		$9.17
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$105,451,385
Income from Fidelity Central Funds (including $7,739 from security lending)		319,688
Total income		105,771,073
Expenses
Management fee	$726,974
Independent trustees' fees and expenses	5,531
Total expenses before reductions	732,505
Expense reductions	(211)
Total expenses after reductions		732,294
Net Investment income (loss)		105,038,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(113,384,412)
Total net realized gain (loss)		(113,384,412)
Change in net unrealized appreciation (depreciation) on investment securities		(131,174,736)
Net gain (loss)		(244,559,148)
Net increase (decrease) in net assets resulting from operations		$(139,520,369)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,038,779	$175,590,750
Net realized gain (loss)	(113,384,412)	(180,631,684)
Change in net unrealized appreciation (depreciation)	(131,174,736)	149,785,402
Net increase (decrease) in net assets resulting from operations	(139,520,369)	144,744,468
Distributions to shareholders	(95,424,906)	(159,694,425)

Share transactions
Proceeds from sales of shares	1,295,697,367	2,116,499,278
Reinvestment of distributions	90,465,253	150,458,182
Cost of shares redeemed	(951,882,308)	(1,518,115,465)

Net increase (decrease) in net assets resulting from share transactions	434,280,312	748,841,995
Total increase (decrease) in net assets	199,335,037	733,892,038

Net Assets
Beginning of period	4,816,593,965	4,082,701,927
End of period	$5,015,929,002	$4,816,593,965

Other Information
Shares
Sold	140,605,025	220,716,563
Issued in reinvestment of distributions	9,766,532	15,728,153
Redeemed	(102,869,752)	(159,357,487)
Net increase (decrease)	47,501,805	77,087,229

Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$9.66	$10.29	$13.94	$14.49	$16.10
Income from Investment Operations
Net investment income (loss) B,C	.200	.382	.357	.320	.310	.336
Net realized and unrealized gain (loss)	(.488)	(.055)	(.659)	(3.663)	(.448)	(1.296)
Total from investment operations	(.288)	.327	(.302)	(3.343)	(.138)	(.960)
Distributions from net investment income	(.182)	(.347)	(.328)	(.307)	(.301)	(.330)
Distributions from net realized gain	-	-	-	-	(.111)	(.320)
Total distributions	(.182)	(.347)	(.328)	(.307)	(.412)	(.650)
Net asset value, end of period	$9.17	$9.64	$9.66	$10.29	$13.94	$14.49
Total Return D,E	(2.99) %	3.48%	(2.96)%	(24.10)%	(1.02)%	(6.32)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.31% H	3.99%	3.61%	2.85%	2.15%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,015,929	$4,816,594	$4,082,702	$3,203,287	$3,858,260	$3,011,856
Portfolio turnover rate I	21 % H	18%	17%	26%	22%	41%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Short-Term Treasury Bond Index Fund	3,175,750,600	94,154,216	(6,534,694)	87,619,522
Fidelity Intermediate Treasury Bond Index Fund	6,783,089,843	116,378,776	(71,908,468)	44,470,308
Fidelity Long-Term Treasury Bond Index Fund	5,874,372,492	14,184,241	(864,537,356)	(850,353,115)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Short-Term Treasury Bond Index Fund	(36,988,824)	(138,052,405)	(175,041,229)
Fidelity Intermediate Treasury Bond Index Fund	(68,648,929)	(444,945,334)	(513,594,263)
Fidelity Long-Term Treasury Bond Index Fund	(49,452,399)	(499,984,876)	(549,437,275)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Short-Term Treasury Bond Index Fund	12,488,058	2,010,797	130,000,682
Fidelity Intermediate Treasury Bond Index Fund	252,881,098	98,486,612	2,528,810,977
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Treasury Bond Index Fund	1,318	-	-
Fidelity Intermediate Treasury Bond Index Fund	983	-	-
Fidelity Long-Term Treasury Bond Index Fund	819	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Short-Term Treasury Bond Index Fund	4
Fidelity Intermediate Treasury Bond Index Fund	6
Fidelity Long-Term Treasury Bond Index Fund	211
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885079.107
LBX-I-SANN-1025
Fidelity® SAI Short-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	506,447
US Treasury Bonds 6% 2/15/2026	3.52	239,500	241,549
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	591,136
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	185,885
US Treasury Notes 0.375% 11/30/2025	3.84	152,800	151,386
US Treasury Notes 0.375% 7/31/2027	3.49	2,888,600	2,716,412
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,489,483
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	658,337
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,521,279
US Treasury Notes 0.5% 6/30/2027	4.22	1,200,000	1,133,813
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	182,248
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,764,400	3,525,449
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	497,720
US Treasury Notes 0.625% 3/31/2027	3.52	242,200	230,913
US Treasury Notes 0.625% 5/15/2030	3.98	700,000	608,316
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,733,307
US Treasury Notes 0.875% 9/30/2026	3.56	1,238,700	1,200,233
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,058,902
US Treasury Notes 1.125% 2/29/2028	3.50 to 3.70	2,888,300	2,719,853
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	558,281
US Treasury Notes 1.25% 11/30/2026	3.55	1,401,600	1,358,676
US Treasury Notes 1.25% 12/31/2026	3.52	3,592,700	3,476,358
US Treasury Notes 1.25% 3/31/2028	3.50 to 3.88	602,400	567,950
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,784,536
US Treasury Notes 1.25% 5/31/2028	3.70	2,200,000	2,066,367
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.60	602,200	564,680
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,712,386
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	460,107
US Treasury Notes 1.5% 11/30/2028	3.87	550,000	514,959
US Treasury Notes 1.5% 2/15/2030	3.71	550,000	501,789
US Treasury Notes 1.5% 8/15/2026	3.60	292,400	285,960
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	26,864
US Treasury Notes 1.875% 7/31/2026	3.61	371,800	365,125
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	331,381
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	606,305
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,664,266
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	721,632
US Treasury Notes 2.375% 5/15/2029	3.52	415,900	398,127
US Treasury Notes 2.5% 3/31/2027	3.50	37,700	37,011
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	514,650
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	479,196
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	42,752
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	1,010,220
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	575,235
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	2,015,556
US Treasury Notes 2.875% 5/15/2028	4.00	2,550,000	2,503,084
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	266,624
US Treasury Notes 3.375% 9/15/2027	3.99	2,550,000	2,538,047
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,361,192
US Treasury Notes 3.5% 9/30/2029	4.00 to 4.09	13,350,000	13,278,557
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	498,906
US Treasury Notes 3.625% 5/15/2026	3.66	85,600	85,415
US Treasury Notes 3.625% 8/15/2028	3.58	7,950,000	7,960,559
US Treasury Notes 3.625% 8/31/2029	4.04	29,200,000	29,186,313
US Treasury Notes 3.625% 8/31/2030	3.69	10,100,000	10,069,227
US Treasury Notes 3.75% 12/31/2028	3.51	311,500	312,899
US Treasury Notes 3.75% 4/15/2026	3.68	480,400	479,702
US Treasury Notes 3.75% 4/15/2028	3.96 to 3.97	36,550,000	36,689,919
US Treasury Notes 3.75% 4/30/2027	4.01	21,200,000	21,222,359
US Treasury Notes 3.75% 5/15/2028	3.84	4,200,000	4,217,438
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,554,117
US Treasury Notes 3.75% 6/30/2030	3.81	2,250,000	2,256,064
US Treasury Notes 3.75% 8/15/2027	3.49 to 4.01	2,302,500	2,307,087
US Treasury Notes 3.875% 10/15/2027	4.00	2,450,000	2,462,346
US Treasury Notes 3.875% 3/15/2028	3.84 to 3.88	4,150,000	4,179,504
US Treasury Notes 3.875% 3/31/2027	3.91	4,650,000	4,661,988
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	3,400,000	3,428,820
US Treasury Notes 3.875% 5/31/2027	3.96	6,500,000	6,521,836
US Treasury Notes 3.875% 6/15/2028	3.69	3,900,000	3,930,164
US Treasury Notes 3.875% 6/30/2030	3.79	5,050,000	5,091,426
US Treasury Notes 3.875% 7/15/2028	3.89	9,350,000	9,422,316
US Treasury Notes 3.875% 7/31/2027	3.94	1,850,000	1,857,660
US Treasury Notes 3.875% 7/31/2030	3.95	7,350,000	7,409,145
US Treasury Notes 4% 1/31/2029	3.51	148,000	149,856
US Treasury Notes 4% 12/15/2027	3.84	3,300,000	3,329,337
US Treasury Notes 4% 2/28/2030	4.00 to 4.09	4,850,000	4,918,014
US Treasury Notes 4% 2/29/2028	3.49	148,300	149,725
US Treasury Notes 4% 3/31/2030	3.93 to 4.06	4,700,000	4,764,441
US Treasury Notes 4% 5/31/2030	3.95 to 4.03	5,100,000	5,170,723
US Treasury Notes 4% 6/30/2028	4.32	500,000	505,586
US Treasury Notes 4% 7/31/2029	3.50	292,800	296,685
US Treasury Notes 4.125% 1/31/2027	4.03	22,150,000	22,259,885
US Treasury Notes 4.125% 10/31/2026	4.01 to 4.16	2,600,000	2,608,328
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	306,059
US Treasury Notes 4.125% 10/31/2029	3.91	2,050,000	2,087,076
US Treasury Notes 4.125% 11/15/2027	3.86	2,300,000	2,324,438
US Treasury Notes 4.125% 11/30/2029	4.08	1,200,000	1,221,984
US Treasury Notes 4.125% 2/28/2027	3.92	3,200,000	3,218,250
US Treasury Notes 4.125% 3/31/2029	3.51 to 4.05	1,773,100	1,803,229
US Treasury Notes 4.125% 6/15/2026	3.64	169,200	169,440
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,428,578
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,716
US Treasury Notes 4.25% 1/15/2028	3.86	4,150,000	4,210,143
US Treasury Notes 4.25% 1/31/2030	4.33	850,000	870,021
US Treasury Notes 4.25% 11/30/2026	4.10	20,750,000	20,860,234
US Treasury Notes 4.25% 2/15/2028	3.94	19,950,000	20,253,523
US Treasury Notes 4.25% 6/30/2029	3.51	1,362,000	1,392,040
US Treasury Notes 4.375% 11/30/2028	3.51	39,700	40,634
US Treasury Notes 4.375% 12/31/2029	3.92 to 4.39	4,650,000	4,781,689
US Treasury Notes 4.375% 7/15/2027	3.49	342,600	347,026
US Treasury Notes 4.375% 7/31/2026	4.04	130,200	130,734
US Treasury Notes 4.375% 8/31/2028	3.50	83,800	85,653
US Treasury Notes 4.5% 3/31/2026	3.70	94,000	94,257
US Treasury Notes 4.5% 5/31/2029	3.89	4,650,000	4,790,590
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,267
US Treasury Notes 4.625% 4/30/2029	3.89	1,450,000	1,499,504
US Treasury Notes 4.625% 6/15/2027	3.49	100,300	101,942
US Treasury Notes 4.625% 9/15/2026	3.59	264,600	266,683
US Treasury Notes 4.625% 9/30/2028	4.01	1,900,000	1,956,777
US Treasury Notes 4.875% 10/31/2028	4.02	2,100,000	2,179,324
TOTAL U.S. TREASURY OBLIGATIONS (Cost $355,637,028)			358,072,142

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,745,614)	4.36	1,745,265	1,745,614

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $357,382,642)	359,817,756
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,458,847
NET ASSETS - 100.0%	362,276,603

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	528,404	5,205,506	3,988,296	13,937	-	-	1,745,614	1,745,265	0.0%
Total	528,404	5,205,506	3,988,296	13,937	-	-	1,745,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	358,072,142	-	358,072,142	-

Money Market Funds	1,745,614	1,745,614	-	-
Total Investments in Securities:	359,817,756	1,745,614	358,072,142	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $355,637,028)	$358,072,142
Fidelity Central Funds (cost $1,745,614)	1,745,614

Total Investment in Securities (cost $357,382,642)		$359,817,756
Receivable for investments sold		16,896,372
Interest receivable		3,617,200
Distributions receivable from Fidelity Central Funds		5,290
Prepaid expenses		428
Receivable from investment adviser for expense reductions		8,884
Total assets		380,345,930
Liabilities
Payable for investments purchased	$18,030,574
Accrued management fee	9,008
Other payables and accrued expenses	29,745
Total liabilities		18,069,327
Net Assets		$362,276,603
Net Assets consist of:
Paid in capital		$359,301,734
Total accumulated earnings (loss)		2,974,869
Net Assets		$362,276,603
Net Asset Value, offering price and redemption price per share ($362,276,603 ÷ 35,863,093 shares)		$10.10
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$4,110,374
Income from Fidelity Central Funds		13,937
Total income		4,124,311
Expenses
Management fee	$31,678
Custodian fees and expenses	213
Independent trustees' fees and expenses	191
Registration fees	25,255
Audit fees	22,793
Legal	18
Miscellaneous	182
Total expenses before reductions	80,330
Expense reductions	(48,243)
Total expenses after reductions		32,087
Net Investment income (loss)		4,092,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(72,452)
Total net realized gain (loss)		(72,452)
Change in net unrealized appreciation (depreciation) on investment securities		3,152,790
Net gain (loss)		3,080,338
Net increase (decrease) in net assets resulting from operations		$7,172,562
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,092,224	$1,357,116
Net realized gain (loss)	(72,452)	(554,082)
Change in net unrealized appreciation (depreciation)	3,152,790	(717,676)
Net increase (decrease) in net assets resulting from operations	7,172,562	85,358
Distributions to shareholders	(3,485,894)	(797,917)

Share transactions
Proceeds from sales of shares	300,000,050	130,500,983
Reinvestment of distributions	3,485,894	797,917
Cost of shares redeemed	(25,000,050)	(50,482,300)

Net increase (decrease) in net assets resulting from share transactions	278,485,894	80,816,600
Total increase (decrease) in net assets	282,172,562	80,104,041

Net Assets
Beginning of period	80,104,041	-
End of period	$362,276,603	$80,104,041

Other Information
Shares
Sold	29,987,567	13,050,098
Issued in reinvestment of distributions	346,552	80,681
Redeemed	(2,512,568)	(5,089,237)
Net increase (decrease)	27,821,551	8,041,542

Financial Highlights
Fidelity® SAI Short-Term Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$19.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.192	.153
Net realized and unrealized gain (loss)	(9.910) D	(.099)
Total from investment operations	(9.718)	.054
Distributions from net investment income	(.142)	(.094)
Total distributions	(.142)	(.094)
Net asset value, end of period	$10.10	$9.96
Total Return E,F	2.85%	.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.08% I	.11% I,J
Expenses net of fee waivers, if any	.03 % I	.03% I
Expenses net of all reductions, if any	.03% I	.03% I
Net investment income (loss)	3.84% I	3.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$362,277	$80,104
Portfolio turnover rate K	82 % I	32% L,M

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity SAI Short-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,296,566
Gross unrealized depreciation	(21,137)
Net unrealized appreciation (depreciation)	$3,275,429
Tax cost	$356,542,327

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(445,417)
Long-term	-
Total capital loss carryforward	$(445,417)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Short-Term Treasury Bond Index Fund	13,000,068	130,000,682
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $48,127.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $116.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Treasury Bond Index Fund	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918129.100
STN-SANN-1025
Fidelity® SAI Intermediate Treasury Bond Index Fund

Semi-Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.25% 2/15/2029	3.41	1,383,100	1,460,142
US Treasury Bonds 6.25% 5/15/2030	3.55	3,229,400	3,583,373
US Treasury Notes 0.625% 5/15/2030	4.12	2,578,200	2,240,515
US Treasury Notes 0.625% 8/15/2030	3.56 to 4.06	12,684,700	10,931,139
US Treasury Notes 0.875% 11/15/2030	3.56 to 4.05	124,034,100	107,512,371
US Treasury Notes 1.125% 2/15/2031	3.81 to 4.31	97,700,000	85,327,211
US Treasury Notes 1.25% 8/15/2031	3.61 to 4.25	183,926,400	158,931,089
US Treasury Notes 1.375% 11/15/2031	3.63 to 4.15	134,454,600	116,182,430
US Treasury Notes 1.625% 5/15/2031	3.60 to 4.02	102,457,900	91,199,538
US Treasury Notes 1.875% 2/15/2032	3.65 to 4.11	111,748,000	99,000,000
US Treasury Notes 2.75% 8/15/2032	3.66 to 4.58	121,463,800	112,776,291
US Treasury Notes 2.875% 5/15/2032	3.65	114,149,900	107,220,645
US Treasury Notes 3.375% 5/15/2033	3.69 to 4.27	125,561,700	120,347,946
US Treasury Notes 3.5% 2/15/2033	3.68 to 4.35	131,554,700	127,515,560
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.13	37,200,000	36,781,500
US Treasury Notes 3.75% 12/31/2030	4.13 to 4.14	47,450,000	47,466,682
US Treasury Notes 3.75% 8/31/2031	3.61 to 4.38	10,050,000	10,010,349
US Treasury Notes 3.875% 8/15/2033	3.70 to 4.61	118,605,400	117,363,750
US Treasury Notes 3.875% 8/15/2034	3.73 to 4.63	138,399,400	135,696,294
US Treasury Notes 4% 1/31/2031	3.59	24,561,300	24,852,965
US Treasury Notes 4% 2/15/2034	3.72 to 4.42	163,007,200	162,052,079
US Treasury Notes 4% 4/30/2032	3.93 to 4.26	65,600,000	65,979,250
US Treasury Notes 4% 6/30/2032	3.99 to 4.12	48,050,000	48,297,758
US Treasury Notes 4% 7/31/2032	4.01 to 4.14	70,000,000	70,317,188
US Treasury Notes 4.125% 10/31/2031	4.15 to 4.22	79,300,000	80,511,184
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	108,982,993
US Treasury Notes 4.125% 11/30/2031	4.16 to 4.56	58,100,000	58,962,422
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	49,950,000	50,642,666
US Treasury Notes 4.125% 3/31/2031	3.59 to 3.96	115,017,600	117,048,380
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	63,350,000	64,203,740
US Treasury Notes 4.125% 5/31/2032	3.91 to 4.29	124,250,000	125,816,308
US Treasury Notes 4.125% 7/31/2031	3.98	28,866,200	29,339,346
US Treasury Notes 4.25% 11/15/2034	4.16 to 4.58	165,850,000	166,938,391
US Treasury Notes 4.25% 2/28/2031	3.59 to 3.97	159,628,300	163,475,591
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	138,100,000	138,531,563
US Treasury Notes 4.25% 6/30/2031	3.92 to 4.03	49,200,000	50,335,828
US Treasury Notes 4.25% 8/15/2035	4.22	55,150,000	55,262,023
US Treasury Notes 4.375% 1/31/2032	4.18 to 4.44	45,600,000	46,875,375
US Treasury Notes 4.375% 11/30/2030	3.59 to 3.97	13,535,300	13,944,003
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.45	126,737,700	129,213,046
US Treasury Notes 4.5% 11/15/2033	3.71 to 4.37	144,727,400	149,238,825
US Treasury Notes 4.5% 12/31/2031	4.49	39,750,000	41,156,777
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.48	143,850,000	148,772,374
US Treasury Notes 4.625% 4/30/2031	3.59 to 4.04	54,707,800	57,035,018
US Treasury Notes 4.625% 5/31/2031	3.60 to 4.13	35,941,900	37,465,219
US Treasury Notes 4.625% 9/30/2030	3.58 to 4.52	16,730,000	17,426,648
US Treasury Notes 4.875% 10/31/2030	3.57	47,822,400	50,377,910
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,761,581,883)			3,764,601,695

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $17,279,012)	4.36	17,275,556	17,279,012

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,778,860,895)	3,781,880,707
NET OTHER ASSETS (LIABILITIES) - 0.3%	12,061,900
NET ASSETS - 100.0%	3,793,942,607

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,742,564	57,415,621	58,879,173	130,581	-	-	17,279,012	17,275,556	0.0%
Total	18,742,564	57,415,621	58,879,173	130,581	-	-	17,279,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	3,764,601,695	-	3,764,601,695	-

Money Market Funds	17,279,012	17,279,012	-	-
Total Investments in Securities:	3,781,880,707	17,279,012	3,764,601,695	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,761,581,883)	$3,764,601,695
Fidelity Central Funds (cost $17,279,012)	17,279,012

Total Investment in Securities (cost $3,778,860,895)		$3,781,880,707
Cash		1
Receivable for investments sold		152,305,628
Interest receivable		30,101,252
Distributions receivable from Fidelity Central Funds		41,968
Prepaid expenses		4,240
Receivable from investment adviser for expense reductions		36,157
Total assets		3,964,369,953
Liabilities
Payable for investments purchased	$170,278,195
Accrued management fee	92,080
Other payables and accrued expenses	57,071
Total liabilities		170,427,346
Net Assets		$3,793,942,607
Net Assets consist of:
Paid in capital		$3,792,360,993
Total accumulated earnings (loss)		1,581,614
Net Assets		$3,793,942,607
Net Asset Value, offering price and redemption price per share ($3,793,942,607 ÷ 382,863,001 shares)		$9.91
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$62,994,836
Income from Fidelity Central Funds		130,581
Total income		63,125,417
Expenses
Management fee	$480,345
Custodian fees and expenses	237
Independent trustees' fees and expenses	3,528
Registration fees	49,071
Audit fees	22,891
Legal	743
Miscellaneous	3,872
Total expenses before reductions	560,687
Expense reductions	(72,806)
Total expenses after reductions		487,881
Net Investment income (loss)		62,637,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,504,344)
Total net realized gain (loss)		(7,504,344)
Change in net unrealized appreciation (depreciation) on investment securities		60,272,679
Net gain (loss)		52,768,335
Net increase (decrease) in net assets resulting from operations		$115,405,871
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,637,536	$44,899,983
Net realized gain (loss)	(7,504,344)	(12,950,357)
Change in net unrealized appreciation (depreciation)	60,272,679	(57,252,867)
Net increase (decrease) in net assets resulting from operations	115,405,871	(25,303,241)
Distributions to shareholders	(52,375,307)	(36,188,747)

Share transactions
Proceeds from sales of shares	1,100,000,000	2,904,311,277
Reinvestment of distributions	52,375,307	36,188,747
Cost of shares redeemed	(300,000,000)	(471,300)

Net increase (decrease) in net assets resulting from share transactions	852,375,307	2,940,028,724
Total increase (decrease) in net assets	915,405,871	2,878,536,736

Net Assets
Beginning of period	2,878,536,736	-
End of period	$3,793,942,607	$2,878,536,736

Other Information
Shares
Sold	112,712,358	291,445,943
Issued in reinvestment of distributions	5,332,772	3,754,691
Redeemed	(30,333,670)	(49,093)
Net increase (decrease)	87,711,460	295,151,541

Financial Highlights
Fidelity® SAI Intermediate Treasury Bond Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.190	.158
Net realized and unrealized gain (loss)	(9.871) D	(.278)
Total from investment operations	(9.681)	(.120)
Distributions from net investment income	(.159)	(.130)
Total distributions	(.159)	(.130)
Net asset value, end of period	$9.91	$9.75
Total Return E,F	3.30%	(1.18)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.03% I	.03% I,J
Expenses net of fee waivers, if any	.03 % I	.03% I
Expenses net of all reductions, if any	.03% I	.03% I
Net investment income (loss)	3.88% I	3.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,793,943	$2,878,537
Portfolio turnover rate K	53 % I	20% L,M

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity SAI Intermediate Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,672,299
Gross unrealized depreciation	(17,965,517)
Net unrealized appreciation (depreciation)	$16,706,782
Tax cost	$3,765,173,925

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,548,951)
Long-term	-
Total capital loss carryforward	$(11,548,951)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Intermediate Treasury Bond Index Fund	252,881,098	2,528,810,977
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $72,716.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $90.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918127.100
TBN-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025